Consolidated Statements of Equity (USD $) In Thousands, except Share data		Total	Common Shares [Member]	Preferred Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Retained Earnings (Accumulated Deficit) [Member]	Equity Attributable to Shareholders of Mechel OAO [Member]	Noncontrolling Interests [Member]
Balance at Dec. 31, 2011		$ 5,365,326	$ 133,507	$ 25,314	$ 845,994	$ (356,580)	$ 4,345,754	$ 4,993,989	$ 371,337
Balance, Shares at Dec. 31, 2011			416,270,745	83,254,149
Net (loss) income		(1,664,885)					(1,664,568)	(1,664,568)	(317)
Dividends declared to shareholders of Mechel OAO	[1]	(180,908)					(180,908)	(180,908)
Dividends declared to noncontrolling interest		(32,113)							(32,113)
Cumulative translation adjustment		70,893				47,725		47,725	23,168
Adjustment of available-for-sale securities		(300)				(300)		(300)
Change in pension benefit obligation	[2]	(17,778)				(17,778)		(17,778)
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group		(578)			(779)			(779)	201
Balance at Dec. 31, 2012		3,539,657	133,507	25,314	845,215	(326,933)	2,500,278	3,177,381	362,276
Balance, Shares at Dec. 31, 2012			416,270,745	83,254,149
Net (loss) income		(2,922,967)					(2,928,014)	(2,928,014)	5,047
Dividends declared to shareholders of Mechel OAO	[1]	(127)					(127)	(127)
Dividends declared to noncontrolling interest		(8,876)							(8,876)
Disposal of subsidiaries		37,729							37,729
Transfer of currency translation adjustment due to disposal of subsidiaries		340,014				340,014		340,014
Cumulative translation adjustment		(96,848)				(71,097)		(71,097)	(25,751)
Adjustment of available-for-sale securities		2,171				2,171		2,171
Change in pension benefit obligation		8,244				8,244		8,244
Acquisitions of noncontrolling interests and effect of changes in ownership of subsidiaries within the Group		(87,177)			(11,097)			(11,097)	(76,080)
Balance at Dec. 31, 2013		811,820	133,507	25,314	834,118	(47,601)	(427,863)	517,475	294,345
Balance, Shares at Dec. 31, 2013			416,270,745	83,254,149
Net (loss) income		(4,359,734)					(4,335,426)	(4,335,426)	(24,308)
Dividends declared to shareholders of Mechel OAO	[1]	(124)					(124)	(124)
Dividends declared to noncontrolling interest		(50)							(50)
Cumulative translation adjustment		923,929				1,040,578		1,040,578	(116,649)
Adjustment of available-for-sale securities		1,293				1,293		1,293
Change in pension benefit obligation		(21,889)				(21,889)		(21,889)
Sale of subsidiaries' shares to noncontrolling interest	[2]	84			18			18	66
Balance at Dec. 31, 2014		$ (2,644,671)	$ 133,507	$ 25,314	$ 834,136	$ 972,381	$ (4,763,413)	$ (2,798,075)	$ 153,404
Balance, Shares at Dec. 31, 2014			416,270,745	83,254,149

[1]	See Note 19
[2]	See Note 4(f)